Note 8 - Other Borrowings and Unused Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	2012	2011

Wholesale structured repurchase agreements	$130,000,000	$130,000,000
364-day revolving note	5,600,000	3,600,000
Series A subordinated notes	2,639,762	2,631,663
	$138,239,762	$136,231,663

Schedule of Wholesale Repurchase Agreements [Table Text Block]
	December 31, 2012		December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2015	$35,000,000	3.00%	$45,000,000	3.11%
2016	20,000,000	3.46	35,000,000	3.67
2017	10,000,000	3.00	10,000,000	3.00
Thereafter	65,000,000	3.71	40,000,000	4.03
Total Wholesale Structured Repurchase Agreements	$130,000,000	3.43	$130,000,000	3.54

Schedule of Unused Lines of Credit [Table Text Block]
	2012	2011

Secured	$52,703,791	$72,929,607
Unsecured	259,000,000	152,500,000
	$311,703,791	$225,429,607